Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liquidity Disclosure [Policy Text Block]
2.            Going concern

The continuation of the Company’s business is dependent upon raising additional capital in the second quarter of 2013.  As of March 31, 2013, the Company had cash and cash equivalents of $671,027 and negative working capital of $7,130,480. For the three months ended March 31, 2013 and 2012, the net cash used by operating activities was $1,043,674 and $1,490,445, respectively.  The Company incurred a net loss of $5,369,333 for the three months ended March 31, 2013 and a net loss of $6,401,494 for the year ended December 31, 2012.  Since inception, the Company has experienced recurring losses from operations and had an accumulated deficit of $76,279,655 at March 31, 2013. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern.

Management’s plans are to obtain additional capital in the second quarter of 2013 through the issuance of common stock and/or other debt or equity securities and the Company has engaged financial advisors to assist with this process.   The Company’s cash and cash equivalents, at March 31, 2013, will support the Company’s operations through May 2013.  The Company expects to raise up to $600,000 through the issuance of unsecured promissory notes in May and June 2013 and/or amounts received on the Company’s subscription agreement with an affiliated shareholder (see Note 13).  In addition, the Company has filed a registration statement with the SEC to raise up to $6,000,000 through the sale of equity securities and has engaged a placement agent to lead this best efforts offering.  Even if the Company is successful in each of the short term capital raising efforts described above, the Company may be required to raise additional funds by the end of 2013 to continue operations.  Management expects the Company’s monthly use of cash will be approximately $575,000 to $625,000 as the Company devotes substantial resources to the start of the patient enrollment phase of the supplemental Phase III clinical trial for the dermaPACE device to treat diabetic foot ulcers by the end of the second quarter of 2013. The Company estimates the direct cost of the dermaPACE clinical trial will be approximately $3,800,000 through 2014.

On March 8, 2013, the Company completed an offering in which it issued an aggregate of $2,000,000 of 18% senior secured convertible promissory notes (the “Senior Secured Notes”).  The Senior Secured Notes are secured by the tangible and intangible assets of the Company. The Senior Secured Notes, as amended, will automatically convert to common stock if the Company raises $4,000,000 or more in gross proceeds through a qualified financing and/or license agreement as defined in the Senior Secured Note agreements, as amended.  If the Company does not raise at least $4,000,000, the Senior Secured Notes will not automatically convert to common stock and will become due and payable. The Senior Secured Notes begin to mature in May 2013 and the Company is working with the holders to extend the maturity through the second quarter of 2013.

The Company may raise capital through the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt, an investment by a strategic partner in a specific clinical indication or market opportunity, or by selling all or a portion of the Company's assets (or some combination of the foregoing). If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code.   These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders.  Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern.  The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.  See “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources” in this Form 10-Q.

 (1)           Going Concern

As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $6,401,494 and $10,238,797 during the years ended December 31, 2012 and 2011, respectively, and the net cash used by operating activities was $4,290,121 and $8,831,699, respectively.  As of December 31, 2012, the Company had a net working capital deficit of $2,413,536, an accumulated deficit of $70,910,322 and cash and cash equivalents of $70,325.  The operating losses and net working capital deficit create an uncertainty about the Company’s ability to continue as a going concern.

The continuation of the Company’s business is dependent upon raising additional capital.  The Company has been working with select accredited investors to raise capital through issuing senior secured convertible promissory notes as discussed in Note (17).  The Company received subscriptions for an aggregate $430,000 through December 31, 2012.  Subsequent to year-end, the Company received subscriptions for an additional $1,570,000 in senior secured convertible promissory notes.  The Company issued the aggregate $2,000,000 of senior secured convertible promissory notes on March 8, 2013.  Kevin A. Richardson, II, chairman of the board of directors of the Company, purchased $60,000 of the senior secured convertible promissory notes.  Management’s plans are to obtain additional capital in 2013 through the issuance of common stock and/or other equities and has engaged an investment bank to assist with this capital raise.

 Additionally, the Company may raise additional capital through the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt, an investment by a strategic partner in a specific clinical indication or market opportunity, or by selling all or a portion of the Company's assets.  If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code.   These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders.  Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern.  The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.